1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

November 26, 2024

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	KKR Income Opportunities Fund – Preliminary Proxy Statement on Schedule 14A
(File No. 811-22543)

Dear Sir or Madam:

On behalf of KKR Income Opportunities Fund, attached for filing by means of the EDGAR system is a preliminary proxy statement on Schedule 14A under the Securities Exchange Act of 1934, as amended.

No fees are required in connection with this filing.

Please contact the undersigned at (202) 261-3386 with any questions or comments.

Sincerely,

/s/ William J. Bielefeld
William J. Bielefeld